TAXES PAYABLE	12 Months Ended
Dec. 31, 2024
TAXES PAYABLE
TAXES PAYABLE

NOTE 18 — TAXES PAYABLE

	2024	2023
Payroll charges	115,717	98,125
ICMS (state VAT)	66,916	73,281
COFINS (tax on revenue)	22,905	9,361
IPI (federal VAT)	15,826	17,804
IVA (value-added tax) and others	190,056	314,364
	411,420	512,935